Losses Per Share	12 Months Ended
Dec. 31, 2022
Losses Per Share
Losses Per Share

25. Losses Per Share

(i)	Basic losses per share

Basic losses per share is calculated by dividing the net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year.

	Year Ended December 31,
	2022	2021	2020
Weighted average number of outstanding ordinary shares in issue	847,143,540	792,684,524	697,931,437
Net loss attributable to the Company (US$’000)	(360,835)	(194,648)	(125,730)
Losses per share attributable to the Company (US$ per share)	(0.43)	(0.25)	(0.18)

(ii)	Diluted losses per share

Diluted losses per share is calculated by dividing net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options, LTIP awards and warrants issued by the Company using the treasury stock method.

For the years ended December 31, 2022, 2021 and 2020, the share options, LTIP awards and warrants issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect. Therefore, diluted losses per share were equal to basic losses per share for the years ended December 31, 2022, 2021 and 2020.